Exploration and Evaluation Interests	12 Months Ended
Dec. 31, 2024
Exploration and Evaluation Interests
Exploration and Evaluation Interests
8.	Exploration and Evaluation Interests

Exploration and evaluation assets

In $000s	Eskay	Snip	Other	Total
Balance, December 31, 2022	$78,488	$959	$15,991	$95,438
Change of estimate to closure and reclamation	6,910	510	—	7,420
Additions	15,334	—	132	15,466
Sale of royalty	(55,910)	—	—	(55,910)
Balance, December 31, 2023	$44,822	$1,469	$16,123	$62,414
Change of estimate to closure and reclamation	23,574	1,070	—	24,644
Additions	35,717	—	—	35,717
Write-down	(108)	—	—	(108)
Reclassified to mineral property, plant and equipment on transition to development stage	(104,005)	—	—	(104,005)
Balance, December 31, 2024	$—	$2,539	$16,123	$18,662

Eskay Creek Property, British Columbia, Canada

On October 2, 2020, Skeena completed the acquisition of Eskay from a subsidiary of Barrick Gold Corporation (“Barrick”). Certain of Eskay claims are subject to a 1% to 2% net smelter return (“NSR”) royalty payable to various vendors, while the entire Eskay was subject to a 1% NSR royalty, of which 0.5% of the NSR royalty could be purchased for $17,500,000 during the 24-month period after closing (the “Barrick NSR”).

On September 23, 2022, Skeena purchased the Barrick NSR for cash consideration of $17,500,000. On December 30, 2022, Franco-Nevada Corporation (“Franco-Nevada") acquired the Barrick NSR for cash consideration of $27,000,000 and contingent cash consideration of $1,500,000 which was payable to the Company upon the completion of certain milestones (the “December 2022 Contingent Consideration”).

On October 28, 2022, the Company acquired the Eskay North mineral property (“Eskay North”) in the Golden Triangle area, near Eskay, from Tudor Gold Corp. for share consideration of 231,404 common shares on closing and cash consideration of $1,400,000 payable on the sixth month anniversary of the closing date. Management regards Eskay North as being part of Eskay. During the year ended December 31, 2023, the Company fully paid the cash obligation of $1,400,000, which was originally recorded as other liabilities.

On July 7, 2023, the Company acquired five mineral claims surrounding Eskay from Eskay Mining Corp. for cash consideration of $4,000,000. The mineral claims are subject to a 2% NSR royalty, of which 1% of the NSR royalty can be purchased at any time for $2,000,000.

On December 18, 2023, the Company sold a 1% NSR royalty on Eskay to Franco-Nevada for cash consideration of $56,000,000 and contingent cash consideration of $3,000,000 to $4,500,000 which is payable to the Company upon completion of certain milestones (the “December 2023 Contingent Consideration”). The December 2023 Contingent Consideration replaced the December 2022 Contingent Consideration. The Company incurred $90,000 in transaction costs pursuant to the closing of the transaction. As of December 31, 2024, none of the December 2023 Contingent Consideration milestones have been met.

8.	Exploration and Evaluation Interests (continued)

Eskay Creek Property, British Columbia, Canada (continued)

During the year ended December 31, 2024, the Company incurred and capitalized $35,717,000 (2022 - $15,334,000) relating to earthworks for certain infrastructure, engineering and fabrication of certain mill equipment, preliminary drawings for future mine plant and construction of the laydown area at Eskay. Upon transition to development stage, the Company reclassified the full carrying amount of $91,899,000 to mineral property, plant and equipment.

Snip Property, British Columbia, Canada

On July 19, 2017, the Company completed the final share payment under its option to acquire a 100% interest in the Snip property (“Snip”) from Barrick. The optioned property consists of one mining lease, holding the former Snip gold mine and four mineral tenures located in the Golden Triangle of British Columbia.

Barrick retained a 1% NSR royalty on the property. Alternatively, subject to Skeena delineating in excess of 2,000,000 ounces of gold, Barrick may exercise its right to purchase a 51% interest in Snip in exchange for paying the Company three times the costs incurred by the Company in exploring and developing the property (the “Barrick Option”), following which the parties would form a joint venture and Barrick would relinquish its 1% NSR royalty. In addition, an unrelated historic 3% royalty exists on gold recovered from ore containing at least 0.3 ounces of gold per ton.

On October 16, 2018, Skeena closed an agreement with Hochschild Mining Holdings Limited (“Hochschild”) under which the Company granted Hochschild an option to earn 60% of Skeena’s interest in Snip (the “Hochschild Option”). Hochschild exercised the Hochschild Option on October 14, 2021 and terminated the option during the year ended December 31, 2023.

Other properties

On June 1, 2022, Skeena acquired a 100% interest in four properties upon its acquisition of QuestEx Gold & Copper Ltd. The properties are located in the Golden Triangle and Liard Mining Division of British Columbia. The properties are subject to a 2% NSR royalty, of which half or all of the NSR royalty can be purchased for $1,000,000 to $6,000,000. On February 14, 2025, the Company sold one of the properties, the Sofia Property, to TDG Gold Corp. for 8,000,000 common shares of TDG Gold Corp.

On October 18, 2022, the Company acquired three properties in the Golden Triangle area that are located on either side of Newcrest and Imperial Metals’ Red Chris mine, approximately 20km southeast of the village of Iskut, from Coast Copper Corp. for $3,000,000, payable in six equal payments of $250,000 in cash and $250,000 in common shares based on the 20-day volume weighted average trading price on the TSX, at closing and at each six-month anniversary of closing (the “Coast Copper Transaction”).

One of the properties is subject to a 2% NSR royalty, which can be purchased for $2,000,000 within 120 days of commercial production. As at December 31, 2023, the Company paid $750,000 and issued 110,221 common shares in satisfaction of the first three payments. During the year ended December 31, 2024, the Company paid $500,000 and issued 61,415 common shares in satisfaction of the fourth and fifth payments.

8.	Exploration and Evaluation Interests (continued)

Exploration and evaluation expenses

	Year ended December 31, 2024
In $000s	Eskay	Snip	Other	Total
Accretion (Note 12)	$596	$—	$—	$596
Assays and analysis/storage	1,835	—	2,179	4,014
Camp and safety	893	—	146	1,039
Claim renewals and permits	1,648	—	7	1,655
Depreciation (Note 9)	7,364	—	—	7,364
Drilling	—	—	2,200	2,200
Environmental studies and consultation	34,912	246	—	35,158
Equipment rental	5,792	—	408	6,200
Fieldwork, camp support	34,626	—	2,248	36,874
Fuel	4,263	—	504	4,767
Geology, geophysics, and geochemical	29,360	—	1,923	31,283
Helicopter	966	—	2,666	3,632
Metallurgy	—	373	—	373
Part XII.6 tax, net of METC refunds	75	—	(218)	(143)
Share-based payments (Note 15 and 19)	4,327	—	—	4,327
Transportation and logistics	6,506	—	1,077	7,583
Total for the year	$133,163	$619	$13,140	$146,922

	Year ended December 31, 2023
In $000s	Eskay	Snip	Other	Total
Accretion (Note 12)	$207	$—	$—	$207
Assays and analysis/storage	1,667	36	494	2,197
Camp and safety	470	—	7	477
Claim renewals and permits	1,013	82	36	1,131
Community relations	60	—	10	70
Depreciation (Note 9)	2,008	—	—	2,008
Drilling	16,233	11	93	16,337
Electrical	15	—	—	15
Environmental studies and consultation	20,563	358	—	20,921
Equipment rental	1,370	10	105	1,485
Fieldwork, camp support	8,630	101	1,408	10,139
Fuel	3,599	10	147	3,756
Geology, geophysics, and geochemical	20,684	236	292	21,212
Helicopter	3,222	69	624	3,915
Metallurgy	848	23	—	871
Part XII.6 tax, net of METC refunds	(447)	—	(81)	(528)
Share-based payments (Note 15 and 19)	3,131	—	—	3,131
Transportation and logistics	4,275	—	236	4,511
Total for the year	$87,548	$936	$3,371	$91,855